Reverse takeover (FY)	9 Months Ended	12 Months Ended
	Apr. 30, 2025	Jul. 31, 2024
Reverse Takeover [Abstract]
Reverse takeover
4.	Reverse takeover
On September 12, 2023 (and as amended on May 1, 2024, August 10, 2024 and October 29, 2024), the Company entered into a Business Combination Agreement (“BCA”) with Devv Holdings. The transaction was structured as an amalgamation of Devv Holdings into a wholly owned subsidiary of the Company, following the Company’s redomiciling as an Alberta company, in order to effect the De-SPAC transaction.
Under the BCA, the Company consolidated all of its issued and outstanding common stock on a 1:0.9692 basis. All the outstanding Devv Holdings subordinate voting shares (“SVS”) were exchanged for common stock of the Company on a common conversion ratio of 0.152934 (the “Common Conversion Ratio”). All the outstanding Devv Holdings multiple voting shares (“MVS”), being the equivalent of 10 SVS, were exchanged for common stock of the Company on the basis of the Common Conversion Ratio. In addition, all of the outstanding convertible securities of Devv Holdings were exchanged for securities of the Company on the basis of the Common Conversion Ratio, with corresponding adjustments to exercise prices, and otherwise on substantially the same economic terms and conditions. The De-SPAC transaction was completed on November 6, 2024.
In consideration for the De-SPAC transaction, the Company issued 4,657,479 common shares to the former holders of SVS of Devv Holdings and 7,111,405 common shares to the former holders of MVS of Devv Holdings. The former shareholders of the Company retained 5,159,209 shares. The fair value per share was estimated to be $0.61 (CAD$0.85) based on the last trading price of Devv Holdings on the Cboe Exchange.
As at November 6, 2024, the Company had 22,699,987 warrants outstanding, each exercisable at $1.52 for 0.9692 common shares, expiring on November 6, 2029. The fair value of the warrants was estimated to be $7,196,286 based on the Black-Scholes Option Pricing Model using the following assumptions: share price – $0.61, expected dividend yield – 0%, expected volatility – 87%, risk-free interest rate – 3.12% and an expected remaining life – 5 years. Expected volatility was estimated by using the average of historical volatility of Devv Holdings and of public traded companies that the Company considers to be comparable. The expected warrant life represents the period of time that warrants granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the warrants.
Immediately after the completion of the De-SPAC transaction, the former holders of Devv Holdings’ shares owned 70% of the shares of the combined entity. As a result of the De-SPAC transaction, the former shareholders of Devv Holdings acquired control of the Company, thereby constituting an RTO of the Company. The RTO was determined to be a purchase of the Company’s net assets by the shareholders of Devv Holdings.
The De-SPAC transaction was accounted for as a capital transaction of Devv Holdings and equivalent to the issuance of shares by Devv Holdings for the net assets of the Company accompanied by a recapitalization as the Company did not qualify as a business according to the definition of ASC Topic 805, Business Combinations, and met the definition of a non-operating public shell. As a result, the transaction has been accounted for as an asset acquisition with Devv Holdings being identified as the acquirer and the Company being treated as the accounting acquiree with the transaction being measured at the fair value of the equity consideration issued to the Company’s shareholders. Devv Holdings is the continuing entity.
The excess of the fair value of the shares issued over the value of the net monetary assets acquired has been recognized as a reduction in equity.
The purchase price is allocated as follows:

Fair value of shares retained by former shareholders of the Company (5,159,209 post 1:0.9692 consolidation shares at $0.61 (CAD$0.85))	$3,147,178
Fair value of replacement warrants of the Company	7,196,286
Total consideration	$10,343,403
Net assets (liabilities) acquired of the Company:
Cash and cash equivalents	$1,661,645
Accounts payable and accrued liabilities	(11,867,129)
Promissory note payable (Note 9)	(3,000,000)
Total net assets (liabilities)	$(13,205,484)
Reduction to additional paid in capital as a result of the recapitalization	$23,548,887

DevvStream Holdings, Inc. [Member]
Reverse Takeover [Abstract]
Reverse takeover
4.	Reverse takeover
On December 17, 2021, (and as amended on March 30, 2022, May 18, 2022, August 11, 2022, and October 24, 2022), the Company, a wholly-owned Canadian subsidiary of the Company (“BC Subco”), a wholly-owned Delaware subsidiary of the company (“Delaware Subco”), DESG and Finco, a related party of the Company, entered into an amalgamation agreement (the “Amalgamation Agreement”). Under the Amalgamation Agreement, the Company consolidated all of its issued and outstanding common shares on a 28.09:1 basis and amended its articles to redesignate the common shares as subordinate voting shares (“SVS”) and create a new class of multiple voting shares (“MVS”). Under the Amalgamation Agreement, Delaware Subco amalgamated with DESG and BC Subco amalgamated with Finco.
All the outstanding DESG Subordinate Voting Shares and Finco common shares were exchanged for SVS of the Company on a one for one basis. All the outstanding DESG MVS were exchanged for MVS of the
Company on a one for one basis. In addition, all of the outstanding convertible securities of DESG and Finco were exchanged for securities of the Company on a one for one basis and on substantially the same economic terms and conditions. The Transaction was completed on November 4, 2022.
In consideration for the Transaction, the Company issued 20,543,751 SVS to former holders of subordinate voting shares of DESG, 5,456,250 SVS to former holders of common shares of Finco and 4,650,000 MVS the former holder of multiple voting shares of DESG. The former shareholders of the Company retained 1,249,789 Subordinate Voting Shares. The fair value per share was estimated to be CAD$0.60 ($0.44) based on DESG’s recent financings.
As at November 4, 2022, Finco had 2,997,975 warrants outstanding exercisable at CAD$1.50 expiring on November 4, 2024. The fair value of the warrants was estimated to be $760,932 based on the Black-Scholes Option Pricing Model using the following assumptions: share price – CAD $0.60, expected dividend yield - 0%, expected–volatility - 150%, risk-free interest rate – 4.08% and an expected remaining life – 2 years. Expected volatility was estimated by using the annualized historical volatility of publicly traded companies that the Company considers to be comparable. The expected warrant life represents the period of time that warrants granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the warrants.
Immediately after the completion of the Transaction, the former holders of DESG’s shares owned 91% of the shares of the combined entity. As a result of the Transaction, the former shareholders of DESG acquired control of the Company, thereby constituting a reverse takeover (“RTO”) of the Company. The RTO was determined to be a purchase of the Company and Finco’s net assets by the shareholders of DESG.
The Transaction is accounted for as a capital transaction of DESG and equivalent to the issuance of shares by DESG for the net assets of the Company and Finco accompanied by a recapitalization as the Company did not qualify as a business according to the definition in ASC 805 “Business Combinations” and met the definition of a non-operating public shell. As a result, the transaction has been accounted for as an asset acquisition with DESG being identified as the acquirer and the Company and Finco being treated as the accounting acquiree with the transaction being measured at the fair value of the equity consideration issued to the Company and Finco shareholders. DESG is the continuing entity from the date of its incorporation on August 27, 2021.
The excess of the fair value of the shares issued over the value of the net monetary assets acquired has been recognized as a reduction of equity.
The purchase price is allocated as follows:

Fair value of shares retained by former shareholders of the Company (1,249,789 post 28.09:1 consolidation shares at CAD$0.60 ($0.44))	$551,820
Fair value of shares issued to former shareholders of Finco (5,456,250 shares at CAD$0.60 ($0.44))	2,409,100
Fair value of replacement Finco warrants	760,932
Amounts due to Finco	(3,014,157)
Amounts due from the Company	14,425
Total consideration	722,120

Net Assets (Liabilities) Acquired of PubCo and Finco:
Cash	$10
Accounts payable and accrued liabilities	(75,396)
Total net assets (liabilities)	$(75,386)
Reduction to additional paid-in capital as a result of the recapitalization	$797,506

Transaction costs of $114,930 were incurred as part of the Transaction and recorded within professional fees in the statements of operations and comprehensive loss.